CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Schedule of contract liabilities

	2020 RMB’000	2021 RMB’000
Advances received from customers	186,959	52,546
Frequent traveler program	28,346	59,896

	215,305	112,442